Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments

	December 31,
	2021	2022
	RMB	RMB
Equity investments without readily determinable fair values (i)	450,937	522,139
Debt investments (ii)	157,160	384,076
Equity method investments	520	—

	608,617	906,215

(i)
Equity investments without readily determinable fair values include investment in equity securities of private investee companies over which the Group has neither significant influence nor control through investments in common stock or in-substance
common stock.

In 2021 and 2022, the Group acquired equity interests in a number of privately-held investee companies at with a total consideration of RMB126,958 and RMB118,801 respectively.
The Group used
the
measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU
2016-01,
entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If the
measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.
The Group, with the assistance of an independent valu
ation expert
, assessed the fair value of certain investments as of the balance sheet date and recognized RMB55,201 (2021: RMB nil
) in impairment charges for investments without readily determinable fair value for the year ended December 31, 2022. The Group’s impairment assessments were triggered as a result of the poor financial performance of certain investees. In the circumstances and as part of management’s assessments, the Group, used unobservable Level 3 inputs including (i) a selection of price-to-sales multiples of comparable companies and multiples, (ii) probability of the different scenarios assumed under the equity allocation model and (iii) a discount for lack of marketability, and with reference to comparable recent transactions (if available) determined, respective fair values for the investees were lower than the related carrying values. Accordingly, the Group recorded a RMB
55,201
 impairment charge for the year ended December 31, 2022, reflecting the aggregate carrying value of the investees in excess of the fair value total.

(ii)
In 2021, the Group made an investment in debt securities (i.e. certain preferred shares) of a privately-held investee company at a total cash consideration of RMB157,160 (“Debt Investment”). In 2022, the Group additionally made investments of RMB125,743 in this same investee. Given that the preferred stock will become redeemable simply by the passage of time and the intention of the Group is to hold and consider a future disposal, the investment is accounted for as an available-for-sale debt investment (see Note 2(k)), wherein the investment is carried at fair value with realized or unrealized gains or losses recorded in accumulative other comprehensive (loss) income. For the years ended December 31, 2021 and 2022, the unrealized securities holding gain, net of tax of nil and RMB85,997, was reported in other comprehensive income.